Variable interest entities and securitizations (Tables)	12 Months Ended
Mar. 31, 2022
Schedule of Variable Interest Entities
The table below shows the consolidated assets of the Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, in which the Group has determined that its maximum exposure to loss is greater than specific thresholds or meets certain other criteria as of March 31, 2021 and 2022:

	Consolidated VIEs	Significant unconsolidated VIEs
2021	Consolidated assets	Total assets	Maximum exposure to loss

	(in billions of yen)
Asset-backed commercial paper/loan programs	2,628	—	—
Asset-backed securitizations	921	127	48
Investments in securitization products	390	—	—
Investment funds	2,299	3,219	768
Trust arrangements and other	5,535	—	—

Total	11,773	3,346	816

	Consolidated VIEs	Significant unconsolidated VIEs
2022	Consolidated assets	Total assets	Maximum exposure to loss

	(in billions of yen)
Asset-backed commercial paper/loan programs	2,709	—	—
Asset-backed securitizations	1,363	190	90
Investments in securitization products	388	—	—
Investment funds	1,816	3,392	719
Trust arrangements and other	5,299	—	—

Total	11,575	3,582	809

Unconsolidated VIEs
Schedule of Variable Interest Entities
The tables below present the carrying amounts and classification of assets and liabilities on the MHFG Group’s balance sheets that relate to its variable interests in significant unconsolidated VIEs, as of March 31, 2021 and 2022:

Assets on the MHFG Group’s balance sheets related to unconsolidated VIEs:	2021	2022

	(in billions of yen)

Trading account assets	127	143
Investments	513	430
Loans	66	92

Total	706	665

Liabilities on the MHFG Group’s balance sheets and maximum exposure to loss related to unconsolidated VIEs:	2021	2022

	(in billions of yen)
Payables under securities lending transactions	53	54
Trading account liabilities	2	2

Total	55	56

Maximum exposure to loss (Note)	816	809

Note:
This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet
exposures and
off-balance-sheet
liabilities such as undrawn commitments.